Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Income Tax Disclosure [Abstract]
Tax at statutory rate (35%)	$ 10,305	$ 14,161	$ 24,445	$ 29,401	$ 55,754	$ 52,550	$ 41,004
Income tax percentage	35.00%	35.00%	35.00%	35.00%	35.00%	35.00%	35.00%
Tax exempt interest income	$ (1,651)	$ (1,174)	$ (3,216)	$ (2,276)	$ (4,926)	$ (3,856)	$ (2,348)
State income taxes, net of federal benefit	965	837	2,260	2,572	5,615	5,303	4,680
Other	101	665	(67)	(269)	(2,096)	(99)	822
Income tax expense	$ 9,720	$ 14,489	$ 23,422	$ 29,428	$ 54,347	$ 53,898	$ 44,158